Consolidated Statements of Operations and Comprehensive (Loss) Income (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 1,833,590	$ 2,948,115
Cost of revenues	(880,180)	(1,448,835)
Gross profit	953,410	1,499,280
Operating expenses:
General and administrative	1,315,420	991,254
Selling	9,844	325
Total operating expenses	1,325,264	991,579
Operating (loss) income	(371,854)	507,701
Other income (expense)
Government subsidies	42,976	148,902
Net investment gain	228,104	88,846
Interest income	556,011	364,042
Interest expense	(154,015)	(160,319)
Other expense, net	(8,983)	(1,257)
Total other income, net	664,093	440,214
Income before provision for income taxes	292,239	947,915
Income tax expense	170,577	325,941
Net income	121,662	621,974
Comprehensive income
Net income	121,662	621,974
Foreign currency translation loss	(314,709)	(497,345)
Comprehensive (loss) income	$ (193,047)	$ 124,629
Earnings per ordinary share
Earnings per ordinary share, basic (in Dollars per share)	$ 0.01	$ 0.05
Earnings per ordinary share, diluted (in Dollars per share)	$ 0.01	$ 0.05
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding, basic (in Shares)	14,392,364	12,122,574
Weighted average number of ordinary shares outstanding, diluted (in Shares)	14,392,364	12,122,574